Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment is comprised of the following:

	June 30, 2022	December 31, 2021
Tools and molds	$1,990,000	$1,682,000
Computer equipment	8,000	8,000
Vehicles	113,000	45,000
Total cost	2,111,000	1,735,000
Accumulated depreciation	(824,000)	(577,000)
Net book value	$1,287,000	$1,158,000

Depreciation expense for the six months ended June 30, 2022 and 2021 was $247,000 and $156,000, respectively. On January 20, 2022, the Company financed the purchase of a vehicle for $49,000 (see Note 7). During the six months ended June 30, 2022, the Company reclassified $247,000 from vendor deposits to property and equipment.

Note 3 – Property and Equipment

Property and equipment consist of the following at December 31, 2021 and 2020:

	2021	2020

Tools and molds	$1,682,000	$592,000
Office equipment	8,000	4,000
Vehicles	45,000	45,000
Total cost	1,735,000	641,000
Less: accumulated depreciation and amortization	(577,000)	(278,000)
Property and equipment, net	$1,158,000	$363,000

Depreciation expense for the years ended December 31, 2021 and 2020, was $299,000 and $265,000, respectively.